Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Non-current Assets [Abstract]
Goodwill	€ 20,342	€ 19,607	€ 17,491
Intangible assets	32,981	27,395	26,326
Property, plant and equipment	88,267	91,006	92,537
Right-of-use assets	10,996	10,586	0
Investments in joint ventures	0	39	0
Deferred tax assets	201	192	315
Investments in convertible loans	6,203	2,750	0
Investments in non-listed equity instruments	3,842	3,046	2,701
Other non-current assets	4,093	3,594	4,536
Total non-current assets	166,925	158,215	143,906
Current assets [Abstract]
Inventories and contracts in progress	10,043	12,696	9,986
Trade receivables	30,871	40,977	36,891
Other current assets	8,290	8,616	6,936
Cash and cash equivalents	111,538	128,897	115,506
Total current assets	160,742	191,186	169,319
Total assets	327,667	349,401	313,225
Equity [Abstract]
Share capital	4,096	3,066	3,050
Share premium	141,274	138,090	136,637
Retained earnings	(7,395)	(272)	(1,857)
Other reserves	(4,871)	(1,378)	(1,841)
Equity attributable to the owners of the parent	133,104	139,506	135,989
Non-controlling interest	0	3,276	0
Total equity	133,104	142,782	135,989
Non-current liabilities [Abstract]
Loans and borrowings	90,502	104,673	92,440
Lease liabilities	7,086	6,427	0
Deferred tax liabilities	6,805	5,747	6,226
Deferred income	5,327	5,031	4,587
Other non-current liabilities	398	696	868
Total non-current liabilities	110,118	122,574	104,121
Current liabilities [Abstract]
Loans and borrowings	13,984	13,389	13,598
Lease liabilities	3,539	3,449	0
Trade payables	17,698	18,517	18,667
Tax payables	974	3,363	2,313
Deferred income	29,555	27,641	23,195
Other current liabilities	18,695	17,686	15,342
Total current liabilities	84,445	84,045	73,115
Total equity and liabilities	€ 327,667	€ 349,401	€ 313,225

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.